DEBENTURES - Additional disclosures (Details) R$ / shares in Units, R$ in Thousands	Dec. 31, 2024 BRL (R$) instrument R$ / shares	May 31, 2024 BRL (R$) instrument R$ / shares	Dec. 31, 2023 BRL (R$)
DEBENTURES
Debentures	R$ 3,828,463		R$ 813,633
Debentures | CDI | Average
DEBENTURES
Interest rate (as a percent)	11.56%		13.21%
17th
DEBENTURES
Number of debentures issued | instrument	1,500,000	1,500,000
Nominal unit value | R$ / shares		R$ 1
Debentures	R$ 1,510,163	R$ 1,500,000
18th
DEBENTURES
Number of debentures issued | instrument	1,500,000
Nominal unit value | R$ / shares	R$ 1
Debentures	R$ 1,505,343